SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2022
Geographic Areas, Revenues from External Customers [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 17:-	SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The Company applies ASC topic 280, "Segment Reporting", ("ASC 820"). The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end customer.

b.	The following tables present total revenues for the years ended December 31, 2020, 2021 and 2021 and long-lived assets as of December 31, 2021 and 2022:

	Year ended December 31,
	2020	2021	2022
Revenues:

North America (*)	$38,165	$47,505	$67,108
Europe	44,832	47,382	42,909
Africa	23,497	23,165	19,324
Asia-Pacific and Middle East	47,677	32,008	32,970
India	62,047	86,088	80,957
Latin America	46,663	54,618	51,905

	$262,881	$290,766	$295,173

(*) As of December 31, 2022, 2021 and 2020 87%, 72% and 79% represents revenues in the United States.

Long-lived assets, net:	December 31,
	2021	2022

Israel	$42,192	$41,076
Others	7,424	6,342
Total long-lived assets, net (*)	$49,616	$47,418

(*) Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets

c.	Major customer data as a percentage of total revenues:

In 2022, the company had revenues from two customers that represent two groups of affiliated companies equaling 22.77% and 12.39%, and a single customer that accounted for approximately 12.44% total revenues. In 2021, the Company had revenues from two customers that represent two groups of affiliated companies equaling 18.77% and a single customer equaling 11.37% of total revenues. In 2020, the company had revenues from a single customer that represents group of affiliated companies equaling 22.1% of total revenues.